Document and Entity Information	Oct. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001770561
Document Type	8-K
Document Period End Date	Oct. 11, 2022
Entity Registrant Name	Coronado Global Resources Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-56044
Entity Tax Identification Number	83-1780608
Entity Address, Address Line One	Level 33
Entity Address, Address Line Two	Central Plaza One
Entity Address, Address Line Three	345 Queen Street
Entity Address, City or Town	Brisbane, Queensland
Entity Address, Country	AU
Entity Address, Postal Zip Code	4000
City Area Code	(61)
Local Phone Number	7 3031 7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false